UNITED STATES                       ------------------------
         SECURITIES AND EXCHANGE COMMMISSION                  OMB APPROVAL
               Washington, D.C.  20549                  ------------------------
                                                        OMB Number:      3235-M6
                                                        Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.     Name and address of issuer:

       Neuberger Berman Income Trust
       605 Third Avenue
       New York, NY 10158

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2.     The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

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3.     Investment Company Act File Number:     811-7724

       Securities Act File Number:    33-62872

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4(a).  Last day of fiscal year for which this Form is filed:

       October 31, 2000

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4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)  N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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

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4(C).  Check box if this is the last time the issuer will be filing this Form.

       N/A

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5.     Calculation of registration fee:

       (i)     Aggregate sale price of
               securities sold during the
               fiscal year pursuant to
               section 24(f):                                       $896,334,577
                                                                    ------------

       (ii)    Aggregate price of
               securities redeemed or
               repurchased during the
               fiscal year:                     $274,778,541
                                                ------------

       (iii)   Aggregate price of
               securities redeemed or
               repurchased during any PRIOR
               fiscal year ending no
               earlier than October 11,
               1995 that were not
               previously used to reduce
               registration fees payable to
               the Commission:                   $16,555,222
                                                 -----------

        (iv)   Total available redemption
               credits [add Item 5(ii) and
               5(iii):                                              $291,333,763
                                                                    ------------

        (v)    Net sales - if Item 5(i) is
               greater than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                                          $605,000,813
                                                                    ------------

        (vi)   Redemption credits available
               for use in future years -
               if Item 5(i) is less than
               Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:           $          0
                                                ------------

        (vii)  Multiplier for determining
               registration fee (See                              x $    0.00025
               Instruction C.9):                                    ------------

        (viii) Registration fee due
               [multiply Item 5(v) by Item
               5(vii)] (enter '0' if no fee
               is due):                                           = $    151,250
                                                                    ------------

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6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
       here:_______.   N/A

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7.     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  + $          0
                                                                    ------------

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8.     Total of the amount of the registration fee due plus any interest due
       [line 5(vii) plus line 7]:
                                                                  = $    151,250
                                                                    ------------

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

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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:

       01/26/01


       Method of Delivery:

       [X]  Wire Transfer

       [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Rick Russell
                            ----------------
                            Name

                       Treasurer and Principal Financial and Accounting Officer
                       --------------------------------------------------------
                       Title

Date  1/23/01
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  *Please print the name and title of the signing officer below the signature.